CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,599,935,000	1,599,935,000
Ordinary shares, shares issued	1,595,399,890	1,111,232,210
Ordinary shares, outstanding	1,595,399,890	1,111,232,210
Class B ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	99	99
Ordinary shares, outstanding	99	99
Class A preference shares
Preference shares, par value	$ 0.00005	$ 0.00005
Preference shares, shares authorized	65,000	65,000
Preference shares, shares issued	65,000	65,000
Preference shares, shares outstanding	65,000	65,000